Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated April 8, 2026
to the Prospectus and Summary Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® (VP) – American Century Diversified Bond Fund	5/1/2025
On March 19, 2026, the Fund's Board of Trustees approved certain changes to the Fund's name, subadviser, principal investment strategies and principal risks effective on or about May 1, 2026 (the Effective Date). As a result, from and after the Effective Date, American Century Investment Management, Inc. (American Century) no longer serves as the subadviser to the Fund and FIAM, LLC (FIAM), together with its affiliate, FMR Investment Management (UK) Limited (FMR UK) will assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will be changed to CTIVP® – Fidelity Institutional AM® Total Bond Fund. Accordingly, on the Effective Date, all references in the prospectus to American Century are hereby deleted and all references to CTIVP® – American Century Diversified Bond Fund are hereby deleted and replaced with CTIVP® – Fidelity Institutional AM® Total Bond Fund, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's investment policies and limitations with respect to investments in derivatives. The subadvisers use the Bloomberg U.S. Aggregate Bond Index (the Index) as a guide in structuring the Fund and selecting its investments. The subadvisers manage the Fund to have similar overall interest rate risk to the Index.
The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest up to 25% of its net assets in debt instruments of foreign issuers, including issuers in emerging markets.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-selling securities, to adjust the Fund’s risk exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The information under the subsection “Principal Risks” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus is hereby revised to add Fixed Income Instruments Risk, Leverage Risk and Unrated Securities Risk as follows:
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
The rest of the section remains the same.
The following is added as the fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus:
The Fund’s performance prior to May 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.

CTIVP - American Century Diversified Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated April 8, 2026
to the Prospectus and Summary Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® (VP) – American Century Diversified Bond Fund	5/1/2025
On March 19, 2026, the Fund's Board of Trustees approved certain changes to the Fund's name, subadviser, principal investment strategies and principal risks effective on or about May 1, 2026 (the Effective Date). As a result, from and after the Effective Date, American Century Investment Management, Inc. (American Century) no longer serves as the subadviser to the Fund and FIAM, LLC (FIAM), together with its affiliate, FMR Investment Management (UK) Limited (FMR UK) will assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will be changed to CTIVP® – Fidelity Institutional AM® Total Bond Fund. Accordingly, on the Effective Date, all references in the prospectus to American Century are hereby deleted and all references to CTIVP® – American Century Diversified Bond Fund are hereby deleted and replaced with CTIVP® – Fidelity Institutional AM® Total Bond Fund, and the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's investment policies and limitations with respect to investments in derivatives. The subadvisers use the Bloomberg U.S. Aggregate Bond Index (the Index) as a guide in structuring the Fund and selecting its investments. The subadvisers manage the Fund to have similar overall interest rate risk to the Index.
The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest up to 25% of its net assets in debt instruments of foreign issuers, including issuers in emerging markets.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-selling securities, to adjust the Fund’s risk exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The information under the subsection “Principal Risks” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus is hereby revised to add Fixed Income Instruments Risk, Leverage Risk and Unrated Securities Risk as follows:
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
The rest of the section remains the same.
The following is added as the fourth paragraph under the subsection “Performance Information” in the “Summary of the Fund” section of the Prospectus and in the Summary Prospectus:
The Fund’s performance prior to May 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.